                            Prudential Mutual Funds
                      Supplement dated September 29, 1995

The following information supplements the Statement of Additional Information of each of the Funds listed below.

MANAGER

    Prudential Mutual Fund Management, Inc. (PMF or the Manager) serves as the manager of all of the investment companies that comprise the Prudential Mutual Funds. As of August 31, 1995, assets of the Prudential Mutual Funds were approximately $50 billion. The Prudential Investment Corporation (PIC) serves as the investment adviser for each of the Funds listed below. The unit of PIC which provides investment advisory services to the Funds is known as Prudential Mutual Fund Investment Management.

    Based on data for the year ended December 31, 1994 for the Prudential Mutual Funds, on an average day, there are approximately $80 million in common stock transactions, over $100 million in bond transactions and over $4.1 billion in money market transactions. In 1994, the Prudential Mutual Funds effected more than 57,000 trades in money market securities and held on average $21 billion of money market securities. Based on complex-wide data for the year ended December 31, 1994, on an average day, 7,168 shareholders telephoned Prudential Mutual Fund Services, Inc., the Transfer Agent of the Prudential Mutual Funds, on the Prudential Mutual Funds' toll-free number. On an annual basis, that represents approximately 1.8 million telephone calls and approximately 1.1 million fund transactions.

    PMF is a subsidiary of The Prudential Insurance Company of America (Prudential), one of the largest diversified financial services institutions in the world. For the year ended December 31, 1994, Prudential through its subsidiaries provided financial services to more than 50 million people worldwide --more than one of every five people in the United States. As of December 31, 1994, Prudential through its subsidiaries provided automobile insurance for more than 1.8 million cars and insured more than 1.5 million homes. For the year ended December 31, 1994, The Prudential Bank, a subsidiary of Prudential, served 940,000 customers in 50 states providing credit card services and loans totaling more than $1.2 billion. Assets held by Prudential Securities Incorporated (PSI) for its clients totaled approximately $150 billion at December 31, 1994. During 1994, over 28,000 new customer accounts were opened each month at PSI. The Prudential Real Estate Affiliates, the fourth largest real estate brokerage network in the United States, has more than 34,000 brokers and agents and more than 1,100 offices in the United States.

                                                                          (over)

    Listed below are the names of the Prudential Mutual Funds and the dates of the Statements of Additional Information to which this supplement relates.

          Name of Fund                                                                    Statement Date
Prudential Allocation Fund                                                                September 29, 1995
  Strategy Portfolio
  Balanced Portfolio
Prudential California Municipal Fund
  California Income Series                                                                December 30, 1994
  California Series                                                                       December 30, 1994
Prudential Diversified Bond Fund, Inc.                                                    January 3, 1995
Prudential Equity Fund, Inc.                                                              February 28, 1995
Prudential Equity Income Fund                                                             December 30, 1994
Prudential Europe Growth Fund, Inc.                                                       June 30, 1995
Prudential Global Fund, Inc.                                                              January 3, 1995
Prudential Global Genesis Fund, Inc.                                                      July 31, 1995
Prudential Global Natural Resources Fund, Inc.                                            July 31, 1995
Prudential Government Income Fund, Inc.                                                   May 1, 1995
Prudential Government Securities Trust
  Short-Intermediate Term Series                                                          August 1, 1995
Prudential Growth Opportunity Fund, Inc.                                                  February 1, 1995
Prudential High Yield Fund, Inc.                                                          February 28, 1995
Prudential Intermediate Global Income Fund, Inc.                                          March 2, 1995
Prudential Mortgage Income Fund, Inc.                                                     August 25, 1995
Prudential Multi-Sector Fund, Inc.                                                        June 30, 1995
Prudential Municipal Bond Fund                                                            June 30, 1995
  Insured Series
  High Yield Series
  Intermediate Series
Prudential Municipal Series Fund
  Arizona Series                                                                          December 30, 1994
  Florida Series                                                                          December 30, 1994
  Georgia Series                                                                          December 30, 1994
  Hawaii Income Series                                                                    March 30, 1995
  Maryland Series                                                                         December 30, 1994
  Massachusetts Series                                                                    December 30, 1994
  Michigan Series                                                                         December 30, 1994
  Minnesota Series                                                                        December 30, 1994
  New Jersey Series                                                                       December 30, 1994
  New York Series                                                                         December 30, 1994
  North Carolina Series                                                                   December 30, 1994
  Ohio Series                                                                             December 30, 1994
  Pennsylvania Series                                                                     December 30, 1994
Prudential National Municipals Fund, Inc.                                                 February 28, 1995
Prudential Pacific Growth Fund, Inc.                                                      January 3, 1995
Prudential Short Term Global Income Fund, Inc.
  Global Assets Portfolio                                                                 January 3, 1995
  Short-Term Global Income Portfolio                                                      January 3, 1995
Prudential Structured Maturity Fund, Inc.                                                 March 1, 1995
  Income Portfolio
Prudential U. S. Government Fund                                                          January 3, 1995
Prudential Utility Fund, Inc.                                                             March 1, 1995

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